Schedule of Investments
May 31, 2022 (unaudited)
The Texas Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 90.23%

Automobiles - 0.67%
Tesla, Inc. (2)			135	102,365

Banks - 6.37%
Allegiance Bancshares, Inc.			1,705	68,626
CBTX, Inc.			2,685	76,308
Comerica, Inc.			783	65,153
Cullen/Frost Bankers, Inc.			310	38,744
First Financial Bankshares, Inc.			3,095	127,638
Independent Bank Group, Inc.			586	42,825
International Bancshares Corp.			4,105	172,123
Mr. Cooper Group, Inc. (2)			1,803	78,178
Prosperity Bancshares, Inc.			2,402	174,145
South Plains Financial, Inc.			2,760	68,227
Veritex Holdings, Inc.			2,009	69,230

				981,197

Capital Goods - 11.46%
AZZ, Inc.			1,634	73,138
Builders FirstSource, Inc. (2)			1,595	103,819
ChargePoint Holdings, Inc. Class A (2)			2,570	32,870
Comfort Systems USA, Inc.			1,033	92,681
Cornerstone Building Brands, Inc. (2)			3,670	90,099
CSW Industrials, Inc.			563	59,746
Encore Wire Corp.			2,054	256,791
Fluor Corp. (2)			7,670	216,524
Hyliion Holdings Corp. Class A (2)			2,555	9,275
IES Holdings, Inc. (2)			2,069	63,911
Jacobs Engineering Group, Inc.			279	39,085
Now, Inc. (2)			15,812	174,564
Quanex Building Products Corp.			7,050	143,397
Quanta Services, Inc.			1,247	148,393
Rush Enterprises, Inc. Class A			2,000	101,960
Textron, Inc.			1,331	86,901
Thermon Group Holdings, Inc. (2)			4,706	74,072

				1,767,226

Chemicals - 6.09%
Celanese Corp. Series A			484	75,756
Huntsman Corp.			2,454	88,958
Kronos Worldwide, Inc.			11,171	212,808
Praxair, Inc.			6,740	77,510
Valhi, Inc.			5,560	257,877
Westlake Chemical Corp.			1,716	226,701

				939,608

Commercial & Professional Services - 1.70%
Insperity, Inc.			1,307	130,791
Waste Management, Inc.			832	131,880

				262,671

Construction & Engineering - 2.00%
AECOM			2,018	140,957
KBR, Inc.			3,378	168,089

				309,047

Construction Materials - 0.78%
Eagle Materials, Inc.			919	119,985

Consumer Durables & Apparel - 2.38%
Callaway Golf Co. (2)			4,493	97,543
D.R. Horton, Inc.			1,507	113,251
Green Brick Partners, Inc. (2)			2,654	64,545
LGI Homes, Inc. (2)			553	54,188
Solo Brands, Inc. Class A (2)			7,455	37,499

				367,026

Consumer Finance - 1.26%
FirstCash, Inc.			1,100	82,115

Consumer Services - 2.33%
Brinker International, Inc. (2)			1,331	40,396
Dave & Buster's Entertainment, Inc. (2)			2,080	78,811
Service Corp. International			2,777	194,473
Six Flags Entertainment Corp. (2)			1,566	45,962

				359,642

Diversified Financials - 3.38%
Main Street Capital Corp.			4,036	153,893
Open Lending Corp. Class A (2)			2,900	38,164
Sixth Street Specialty Lending, Inc.			1,896	39,228
Texas Pacific Land Trust			144	225,503
Victory Capital Holdings, Inc. Class A			2,287	64,676

				521,464

Electric Housewares & Fans - 0.77%
Helen of Troy Ltd. (Bermuda) (2)			645	119,448

Energy - 0.63%
Marathon Petroleum Corp.			954	97,108

Energy Equipment & Services - 1.48%
Cactus, Inc. Class A			2,709	142,006
Select Energy Services, Inc. Class A (2)			10,235	86,690

				228,696

Engineering & Construction - 1.03%
Arcosa, Inc.			2,995	158,346

Food, Beverage & Tobacco - 2.29%
Darling Ingredients, Inc. (2)			2,364	189,285
Keurig Dr. Pepper, Inc.			4,701	163,313

				352,598

Health Care Equipment & Services - 3.61%
AMN Healthcare Services, Inc. (2)			314	30,427
Atrion Corp.			49	30,811
CorVel Corp. (2)			821	122,460
McKesson Corp.			857	281,687
U.S. Physical Therapy, Inc.			810	91,198

				556,583

Household & Personal Products - 1.03%
Kimberly-Clark Corp.			1,193	158,693

Insurance - 0.82%
Stewart Information Service Corp.			2,278	126,406

Integrated Oil & Gas - 1.70%
Exxon Mobil Corp.			1,337	128,352
Occidental Petroleum Corp.			1,931	133,838

				262,190

Machinery-Diversified - 0.51%
Flowserve Corp.			2,505	78,908

Media & Entertainment - 0.24%
Bumble, Inc. Class A (2)			1,315	37,478

Metals & Mining - 0.58%
Commercial Metals Co.			2,255	89,591

Oil & Gas - Refining & Marketing - 1.11%
HF Sinclair Corp			3,488	171,261

Oil & Gas Drilling - 0.97%
Patterson-UTI Energy, Inc.			7,830	149,396

Oil & Gas Equipment Services - 2.62%
Halliburton Co.			3,305	133,853
Nextier Oilfield Solutions, Inc. (2)			4,666	50,859
ProPetro Holding Corp. (2)			6,285	82,019
Schlumberger Ltd.			2,991	137,466

				404,198
Oil & Gas Exploration & Production - 5.18%
ConocoPhillips			464	52,135
Diamondback Energy, Inc.			1,173	178,319
EOG Resources, Inc.			1,019	139,562
Kosmos Energy Ltd. (2)			7,168	55,480
Matador Resources Co.			2,465	150,119
Range Resources Corp. (2)			2,872	97,504
Southwestern Energy Co. (2)			6,917	63,083
W&T Offshore, Inc. (2)			9,274	62,414

				798,617

Oil & Gas Refining & Marketing - 2.09%
CVR Energy, Inc.			3,989	137,341
Par Pacific Holdings, Inc. (2)			3,327	54,563
Phillips 66			490	49,397
Valero Energy Corp.			628	81,389

				322,690

Oil & Gas Storage & Transportation - 2.63%
Cheniere Energy, Inc.			1,149	157,149
EnLink Midstream LLC (2)			7,736	88,190
Targa Resources Corp.			2,217	159,668

				405,007

Oil, Gas & Consumable Fuels - 5.39%
APA Corp.			2,013	94,631
Kinetik Holdings, Inc. Class A			647	54,374
Berry Corp.			4,670	51,977
Brigham Minerals, Inc. Class A			3,026	91,718
Magnolia Oil & Gas Corp. Class A			6,774	187,030
Pioneer Natural Resources Co.			881	244,865
Talos Energy, Inc. (2)			2,578	55,685
Uranium Energy Corp. (2)			13,484	51,509

				831,789
Pharmaceuticals, Biotechnology & Life Science - 0.61%
Cassava Sciences, Inc. (2)			1,366	41,800
Castle Biosciences, Inc. (2)			1,706	37,993
Instil Bio, Inc. (2)			802	4,816
XBiotech, Inc. (Canada) (2)			1,751	9,631

				94,239

Retail & Whsle - Discertionary - 0.66%
Academy Sports & Outdoors, Inc.			3,050	102,206

Retailing - 0.50%
Conn's, Inc. (2)			2,970	39,204
The Container Store Group, Inc. (2)			4,899	37,722

				76,926

Semiconductors & Semiconductor Equipment - 1.22%
Cirrus Logic, Inc. (2)			425	34,655
Texas Instruments, Inc.			865	152,897

				187,552

Software & Services - 7.52%
Alkami Technology, Inc. (2)			12,810	179,981
BigCommerce Holdings, Inc. (2)			4,590	85,053
Blucora, Inc. (2)			8,006	141,626
Digital Turbine, Inc. (2)			4,833	122,903
E2open Parent Holdings, Inc. Class A (2)			10,457	84,493
PROS Holdings, Inc. (2)			5,385	146,956
Rackspace Technology, Inc. (2)			6,321	58,343
Sabre Corp. (2)			24,081	180,848
SailPoint Technologies Holdings, Inc. (2)			1,638	103,915
TaskUs, Inc Class A (2)			2,246	55,207

				1,159,324

Technology Hardware & Equipment - 2.99%
Benchmark Electronics, Inc.			6,180	157,528
Dell Technologies, Inc. Class C			694	34,658
Hewlett Packard Enterprise Co.			12,528	195,437
National Instruments Corp.			2,063	72,865

				460,489

Transportation - 2.32%
American Airlines Group, Inc. (2)			5,548	99,143
Daseke, Inc. (2)			6,194	46,826
Kirby Corp. (2)			1,594	107,643
Southwest Airlines Co. (2)			2,258	103,552

				357,163

Utilities - 2.04%
CenterPoint Energy, Inc.			5,200	166,660
NRG Energy, Inc.			3,224	148,433

				315,093

Total Common Stock			(Cost $ 10,818,034)	13,914,341

Real Estate Investment Trust - 0.87%

Real Estate Investment Trust - 0.87%
The Howard Hughes Corp. (2)			1,586	133,430

Total Real Estate Investment Trust			(Cost $ 115,865)	133,430

Warrants - 0.09%

Intergrated Oil & Gas - 0.09%
Occidental Petroleum Corp., 08/03/2027 @ $22.00			301	14,252

Total Warrants			(Cost $ 0)	14,252

Money Market Registered Investment Companies - 7.14%

Federated Hermes Government Obligations Fund - Institutional Class, 0.66% (3)			(Cost $ 1,101,213)	1,101,213

Total Money Market Registered Investment Companies			(Cost $ 1,101,213)	1,101,213

Total Investments - 99.99%			(Cost $ 12,584,037)	15,418,916

Other Assets Less Liabilities - 0.01%				1,317

Total Net Assets - 100.00%				15,420,232

Purchased Options - 1.66%

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($) **	Value ($)
Put Options
SPDR S&P 500 ETF, July 15, 2022, Put @ $415.00	80	7/15/2022	3,320,000	120,800
Invesco QQQ Trust, July 15, 2022, Put @ $290.00	80	7/15/2022	2,320,000	55,200
SPDR S&P 500 ETF, July 15, 2022, Put @ $400.00	80	7/15/2022	3,200,000	76,080

Call Options			8,840,000	252,080

VanEck Vector Gold Miners ETF, June 17, 2022, Call @ $42.00	1200	6/17/2022	5,040,000	3,600

Total Options			(Cost $ 548,925)	255,680

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$15,418,916	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$15,418,916	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2022.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at November 30, 2020.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.